Investments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Short-term investments
Held-to-maturity investments | ¥			¥ 5,010
Asset management plans | ¥			5,010
Private equity funds products | ¥		2,000
Total short-term investments | ¥		2,000	5,010
Long-term investments
Private equity funds products | ¥		2,000	5,000
Total long-term investments | ¥		¥ 2,000	¥ 5,000
US$ [Member]
Short-term investments
Held-to-maturity investments | $
Asset management plans | $
Private equity funds products | $	291
Total short-term investments | $	291
Long-term investments
Private equity funds products | $	291
Total long-term investments | $	$ 291